Property and Equipment, Net (Tables)	12 Months Ended
Oct. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	October 31, 2023	October 31, 2022

Machinery equipment	$579,147	$579,147
Transportation equipment	98,860	98,860
Office and electronic equipment	11,710	11,710
Leasehold improvement	54,387	54,387
Subtotal	744,104	744,104
Less: accumulated depreciation	(182,213)	(139,978)
Property and equipment, net	$561,891	$604,126